ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued advertising fees	$ 19,599	$ 51,143
VAT and other taxes payable	30,345	29,194
Deposits received from a merchant	0	5,624
Accrued payroll and staff welfare	1,622	3,524
Accrued sales return	451	1,376	$ 2,348
Accrued professional fees	765	1,101
Others	1,309	2,660
Total	54,091	94,622
Movements in accrued sales return
Balance at the beginning of the period	1,376	2,348
Allowance for sales return accrued in the year	7,154	15,732	14,950
Utilization of accrued sales return allowance	(8,079)	(16,704)
Balance at the end of the period	$ 451	$ 1,376	$ 2,348